RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY DISCLOSURES
Schedule of related party transactions

Relationship	Nature of transaction	2023	2024	2025
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Purchase of condiment products and instant hot pot products	13,712	16,576	19,052

Relationship	Nature of transaction	2023	2024	2025
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Disposal of a subsidiary	605	—	—

Schedule of remuneration of key management personnel of the group

	2023	2024	2025
	USD’000	USD’000	USD’000
Directors’ fee	180	215	253
Short-term employee benefits	1,324	1,554	2,295
Performance related bonuses	1,464	1,616	1,310
Retirement benefit scheme contributions	74	96	80
	3,042	3,481	3,938